Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes payable	$ 4,213,325	$ 614,084	$ 500,000
Less: current portion	(3,855,628)	(157,932)
Notes payable, net of current portion	357,697	456,152	500,000
Notes Payable [Member]
Notes payable	984,426	414,084	500,000
Notes Payable One [Member]
Notes payable	131,984	200,000
Notes Payable Two [Member]
Notes payable	1,530,000
Notes Payable Three [Member]
Notes payable	1,232,500
Notes Payable Four [Member]
Notes payable	108,214
Notes Payable Five [Member]
Notes payable	117,214
Notes Payable Six [Member]
Notes payable	80,000
Notes Payable Seven [Member]
Notes payable	$ 28,987